Revenue - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) Country	Mar. 31, 2023 USD ($) Country	Dec. 31, 2023 USD ($) Country	Dec. 31, 2022 USD ($) Country
Disaggregation of Revenue [Line Items]
Revenue | $	$ 2,700	$ 3,500	$ 13,300	$ 16,000
Number of countries generate revenue | Country	4	4	4	4
United States
Disaggregation of Revenue [Line Items]
Revenue | $	$ 0		$ 0
Each Country | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | Minimum
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	5.00%	5.00%	5.00%	6.00%
Each Country | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | Maximum
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	9.00%	8.00%	9.00%	7.00%
All Other Countries
Disaggregation of Revenue [Line Items]
Number of countries generate revenue by sales | Country	36	30	55	50
Four Countries Included Within All Other Countries | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	29.00%	25.00%	25.00%	25.00%